Borrowings - Narrative (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 1,350	$ 1,350
Total	2,711	3,166
Bank overdrafts, cash pooling arrangements	36	248
Undrawn borrowing facilities	2,200	2,200
Fair Value Hedges, Debt
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities	355	355
Private Placement Notes
Disclosure of detailed information about borrowings [line items]
Total	1,178	1,568
Notional amount	1,155	1,530
Borrowings, fair value adjustment	23	38
Private Placement Notes | Fair Value Hedges, Debt
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities	355
Trade Receivables Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 600	$ 600